UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/33/2002

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:       Gries Financial LLC
Address:    1801 E 9th Street STE 1600
            Cleveland, OH 44114

Form l3F File Number: 28-6572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, Schedules, lists, and tables, are considered integral Darts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey H. Palmer
Title:       Vice President - Operations
Phone:       216 861-1148

Signature, Place, and Date of Signing

Jeffrey H. Palmer  Cleveland, Ohio   04/09/2002

Report Type {Check only one.);

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form l3F Information Table Entry Total:   86

Form 13F Information Table Value Total:   168,573
                                         (thousands)

List of Other Included Managers:

NONE
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                                         FORM 13F INFORMATION TABLE

                                                                                                     VOTING
                                                   VALUE     SHRS /    SH/   INVESTMENT   OTHER    AUTHORITY
  NAME OF ISSUER    TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN   DISCRETION  MANAGERS     SOLE
------------------  ---------------  ----------  ---------  ---------  ----  ----------  --------  ----------
ADC Telecom         Common Stock     000886101       1,591    187,190  SH    SOLE        NONE         187,190
AOL Time Warner In  Common Stock     00184A105       1,957     48,741  SH    SOLE        NONE          48,741
Abbott Laboratorie  Common Stock     002824100         247      5,240  SH    SOLE        NONE           5,240
Adobe Systems       Common Stock     00724f101       1,277     36,512  SH    SOLE        NONE          36,512
Altera Corp.        Common Stock     021441100         859     40,050  SH    SOLE        NONE          40,050
American Internati  Common Stock     026874107       6,066     75,352  SH    SOLE        NONE          75,352
Amgen Inc.          Common Stock     031162100       4,877     81,023  SH    SOLE        NONE          81,023
Anheuser-Busch Cos  Common Stock     035229103       2,872     62,530  SH    SOLE        NONE          62,530
Applied Biosystems  Common Stock     038020103         212      7,650  SH    SOLE        NONE           7,650
Aquila Inc.         Common Stock     03840p102         476     14,700  SH    SOLE        NONE          14,700
Avon Products Inc.  Common Stock     054303102       2,936     73,425  SH    SOLE        NONE          73,425
BJ's Wholesale Clu  Common Stock     05548J106       1,729     36,130  SH    SOLE        NONE          36,130
BP PLC              Common Stock     055622104         431      8,681  SH    SOLE        NONE           8,681
Bristol Myers Squi  Common Stock     110122108         225      3,786  SH    SOLE        NONE           3,786
Burlington Resourc  Common Stock     122014103       1,165     26,030  SH    SOLE        NONE          26,030
CVS Corp. Delaware  Common Stock     126650100       5,187     88,675  SH    SOLE        NONE          88,675
Calpine Corp.       Common Stock     131347106       1,585     28,790  SH    SOLE        NONE          28,790
CenterPoint Proper  Common Stock     151895109         303      6,500  SH    SOLE        NONE           6,500
Cisco Systems Inc.  Common Stock     17275R102       3,558    224,985  SH    SOLE        NONE         224,985
Citigroup Inc.      Common Stock     172967101       4,926    109,514  SH    SOLE        NONE         109,514
Citrix Systems Inc  Common Stock     177376100       1,301     61,600  SH    SOLE        NONE          61,600
Colgate-Palmolive   Common Stock     194162103         201      3,633  SH    SOLE        NONE           3,633
Concord EFS, Inc.   Common Stock     206197105       1,990     49,200  SH    SOLE        NONE          49,200
Convergys Corp.     Common Stock     212485106       1,580     43,810  SH    SOLE        NONE          43,810
Duke Energy         Common Stock     264399106         402      9,400  SH    SOLE        NONE           9,400
Duke-Weeks Realty   Common Stock     264411505         632     27,300  SH    SOLE        NONE          27,300
EMC Corp.           Common Stock     268648102       1,849     62,884  SH    SOLE        NONE          62,884
Eli Lilly And Co.   Common Stock     532457108         866     11,300  SH    SOLE        NONE          11,300
Emerson Electric C  Common Stock     291011104       3,304     53,286  SH    SOLE        NONE          53,286
Enron Corp.         Common Stock     293561106         969     16,683  SH    SOLE        NONE          16,683
Equity Office Prop  Common Stock     294741103         479     17,125  SH    SOLE        NONE          17,125
Equity Residential  Common Stock     29476L107         831     15,981  SH    SOLE        NONE          15,981
Exxon Mobil Corp.   Common Stock     30231G102       4,806     59,328  SH    SOLE        NONE          59,328
Federal Home Loan   Common Stock     313400301       5,641     87,005  SH    SOLE        NONE          87,005
Forest City Enterp  Common Stock     345550107         923     20,354  SH    SOLE        NONE          20,354
Genentech, Inc.     Common Stock     368710406       2,566     50,820  SH    SOLE        NONE          50,820
General Electric C  Common Stock     369604103      10,723    256,166  SH    SOLE        NONE         256,166
Highwoods Properti  Common Stock     431284108         346     14,050  SH    SOLE        NONE          14,050
Home Depot Inc.     Common Stock     437076102       4,280     99,302  SH    SOLE        NONE          99,302
IBM Corp.           Common Stock     459200101       2,663     27,690  SH    SOLE        NONE          27,690
Intel Corp.         Common Stock     458140100       3,464    131,650  SH    SOLE        NONE         131,650
JDS Uniphase Corp.  Common Stock     46612J101         210     11,395  SH    SOLE        NONE          11,395
Jabil Circuit       Common Stock     466313103         486     22,460  SH    SOLE        NONE          22,460
Johnson & Johnson   Common Stock     478160104       1,658     18,958  SH    SOLE        NONE          18,958
Juniper Networks    Common Stock     48203R104         209      5,510  SH    SOLE        NONE           5,510
KeySpan Corp.       Common Stock     49337W100         518     13,580  SH    SOLE        NONE          13,580
Keycorp             Common Stock     493267108         267     10,344  SH    SOLE        NONE          10,344
Legg Mason Inc.     Common Stock     524901105         349      8,300  SH    SOLE        NONE           8,300
Medtronic Inc.      Common Stock     585055106       4,496     98,285  SH    SOLE        NONE          98,285
Merck & Co.         Common Stock     589331107       2,781     36,634  SH    SOLE        NONE          36,634
Microsoft Corp.     Common Stock     594918104       4,576     83,675  SH    SOLE        NONE          83,675
National Commerce   Common Stock     63545P104         617     24,860  SH    SOLE        NONE          24,860
Newell Rubbermaid   Common Stock     651229106         230      8,684  SH    SOLE        NONE           8,684
NiSource Inc.       Common Stock     65473p105         697     22,410  SH    SOLE        NONE          22,410
Nokia Corp.         Common Stock     654902204       2,111     87,948  SH    SOLE        NONE          87,948
Nortel Networks Co  Common Stock     656568102       2,081    148,136  SH    SOLE        NONE         148,136
Northern Trust Cor  Common Stock     665859104       3,037     48,585  SH    SOLE        NONE          48,585
Omnicom Group Inc.  Common Stock     681919106       3,845     46,396  SH    SOLE        NONE          46,396
Oracle Corp.        Common Stock     68389X105       2,696    180,000  SH    SOLE        NONE         180,000
Pepsico Inc.        Common Stock     713448108       4,379     99,640  SH    SOLE        NONE          99,640
Pfizer Inc.         Common Stock     717081103       6,594    161,015  SH    SOLE        NONE         161,015
Pharmacia Corp.     Common Stock     71713U102         620     12,300  SH    SOLE        NONE          12,300
Procter & Gamble C  Common Stock     742718109       2,289     36,571  SH    SOLE        NONE          36,571
Progressive Corp.   Common Stock     743315103       2,236     23,040  SH    SOLE        NONE          23,040
Royal Dutch Petrol  Common Stock     780257804         240      4,320  SH    SOLE        NONE           4,320
SBC Communications  Common Stock     78387G103       4,037     90,455  SH    SOLE        NONE          90,455
Schering Plough Co  Common Stock     806605101         584     15,994  SH    SOLE        NONE          15,994
Stryker Corp.       Common Stock     863667101       3,621     69,310  SH    SOLE        NONE          69,310
Sun Microsystems I  Common Stock     866810104       2,487    161,780  SH    SOLE        NONE         161,780
Sungard Data Syste  Common Stock     867363103         614     12,480  SH    SOLE        NONE          12,480
TJX Companies Inc.  Common Stock     872540109         323     10,100  SH    SOLE        NONE          10,100
Target Corp.        Common Stock     87612e106       1,944     53,890  SH    SOLE        NONE          53,890
Tenet Healthcare C  Common Stock     88033g100         472     10,725  SH    SOLE        NONE          10,725
Texas Instruments   Common Stock     882508104         443     14,300  SH    SOLE        NONE          14,300
Toys R Us Inc.      Common Stock     892335100       2,074     82,620  SH    SOLE        NONE          82,620
Transocean Sedco F  Common Stock     G90078109         500     11,540  SH    SOLE        NONE          11,540
Tyco International  Common Stock     902124106       1,785     41,294  SH    SOLE        NONE          41,294
United Technologie  Common Stock     913017109       3,540     48,290  SH    SOLE        NONE          48,290
Verizon Communicat  Common Stock     92343V104         570     11,568  SH    SOLE        NONE          11,568
Vitesse Semiconduc  Common Stock     928497106         218      9,175  SH    SOLE        NONE           9,175
Wal-Mart Stores In  Common Stock     931142103       1,490     29,505  SH    SOLE        NONE          29,505
Walgreen Company    Common Stock     931422109         498     12,200  SH    SOLE        NONE          12,200
Weatherford Intern  Common Stock     947074100       1,054     21,350  SH    SOLE        NONE          21,350
Wells Fargo & Co.   Common Stock     949746101       1,080     21,826  SH    SOLE        NONE          21,826
Williams Companies  Common Stock     969457100         685     15,980  SH    SOLE        NONE          15,980
Xilinx Inc.         Common Stock     983919101       1,038     29,540  SH    SOLE        NONE          29,540
                                                 ---------
                                                   168,573

                                                 ---------
TOTAL PORTFOLIO                                    168,573
                                                 =========
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